Schedule of Investments (unaudited)
June 30, 2026
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 Franklin S&P 500 Index Fund

(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 98.9%
Communication Services — 9.6%
Diversified Telecommunication Services — 0.6%
AT&T Inc.	91,353	$1,891,007
Comcast Corp., Class A Shares	46,800	1,148,940
Verizon Communications Inc.	54,921	2,325,355
Total Diversified Telecommunication Services		5,365,302
Entertainment — 1.0%
Electronic Arts Inc.	2,941	603,023
Live Nation Entertainment Inc.	2,051	375,558 *
Netflix Inc.	55,407	3,956,060 *
Take-Two Interactive Software Inc.	2,238	559,455 *
TKO Group Holdings Inc.	878	176,750
Walt Disney Co.	22,841	2,198,446
Warner Bros. Discovery Inc.	32,295	860,985 *
Total Entertainment		8,730,277
Interactive Media & Services — 7.7%
Alphabet Inc., Class A Shares	77,146	27,569,666
Alphabet Inc., Class C Shares	62,184	21,971,473
Meta Platforms Inc., Class A Shares	28,895	16,276,264
Total Interactive Media & Services		65,817,403
Media — 0.2%
Charter Communications Inc., Class A Shares	1,103	156,858 *
EchoStar Corp., Class A Shares	1,775	180,162 *
Fox Corp., Class A Shares	2,661	138,798
Fox Corp., Class B Shares	1,753	82,110
News Corp., Class A Shares	5,001	124,175
News Corp., Class B Shares	1,697	47,618
Omnicom Group Inc.	3,828	278,793
Paramount Skydance Corp., Class B Shares	3,959	39,036
Trade Desk Inc., Class A Shares	5,773	104,376 *
Total Media		1,151,926
Wireless Telecommunication Services — 0.1%
T-Mobile US Inc.	6,183	1,037,075

Total Communication Services		82,101,983
Consumer Discretionary — 9.2%
Automobile Components — 0.0%††
Aptiv PLC	2,742	168,304 *
Automobiles — 2.0%
Ford Motor Co.	51,491	715,725
General Motors Co.	11,776	907,694
Tesla Inc.	37,047	15,581,968 *
Total Automobiles		17,205,387
Broadline Retail — 3.7%
Amazon.com Inc.	128,794	30,696,762 *
eBay Inc.	5,935	663,236
Total Broadline Retail		31,359,998
See Notes to Schedule of Investments.

Franklin S&P 500 Index Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin S&P 500 Index Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Distributors — 0.0%††
Genuine Parts Co.	1,804	$212,836
Hotels, Restaurants & Leisure — 1.6%
Airbnb Inc., Class A Shares	5,561	795,779 *
Booking Holdings Inc.	10,182	1,814,840
Carnival Corp. Ltd.	16,933	483,776
Chipotle Mexican Grill Inc.	16,935	575,790 *
Darden Restaurants Inc.	1,521	313,341
Domino’s Pizza Inc.	416	123,153
DoorDash Inc., Class A Shares	5,036	929,293 *
Expedia Group Inc.	1,544	395,079
Hilton Worldwide Holdings Inc.	2,991	988,406
Las Vegas Sands Corp.	3,869	178,709
Marriott International Inc., Class A Shares	2,868	1,062,852
McDonald’s Corp.	9,363	2,530,912
MGM Resorts International	2,443	116,800 *
Norwegian Cruise Line Holdings Ltd.	6,186	130,586 *
Royal Caribbean Cruises Ltd.	3,274	1,039,593
Starbucks Corp.	15,119	1,545,010
Wynn Resorts Ltd.	1,087	105,537
Yum! Brands Inc.	3,631	580,452
Total Hotels, Restaurants & Leisure		13,709,908
Household Durables — 0.2%
DR Horton Inc.	3,556	579,201
Garmin Ltd.	2,129	505,723
Lennar Corp., Class A Shares	2,782	251,743
NVR Inc.	36	245,283 *
PulteGroup Inc.	2,554	350,434
Total Household Durables		1,932,384
Leisure Products — 0.0%††
Hasbro Inc.	1,792	148,001
Specialty Retail — 1.5%
AutoZone Inc.	215	687,127 *
Best Buy Co. Inc.	2,573	195,239
Carvana Co.	9,280	610,810 *
Home Depot Inc.	13,129	4,630,336
Lowe’s Cos. Inc.	7,435	1,639,343
O’Reilly Automotive Inc.	10,912	1,004,886 *
Ross Stores Inc.	4,242	902,910
TJX Cos. Inc.	14,483	2,194,174
Tractor Supply Co.	6,920	218,741
Ulta Beauty Inc.	569	256,608 *
Williams-Sonoma Inc.	1,549	361,072
Total Specialty Retail		12,701,246
Textiles, Apparel & Luxury Goods — 0.2%
Deckers Outdoor Corp.	1,809	179,616 *
Lululemon Athletica Inc.	1,394	159,167 *
NIKE Inc., Class B Shares	15,554	638,492
See Notes to Schedule of Investments.

Franklin S&P 500 Index Fund 2026 Quarterly Report

 Franklin S&P 500 Index Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Textiles, Apparel & Luxury Goods — continued
Ralph Lauren Corp.	517	$207,529
Tapestry Inc.	2,625	384,247
Total Textiles, Apparel & Luxury Goods		1,569,051

Total Consumer Discretionary		79,007,115
Consumer Staples — 4.5%
Beverages — 1.0%
Brown-Forman Corp., Class B Shares	2,049	54,606
Coca-Cola Co.	50,936	4,139,569
Constellation Brands Inc., Class A Shares	1,867	259,681
Keurig Dr Pepper Inc.	18,350	600,595
Molson Coors Beverage Co., Class B Shares	2,093	81,543
Monster Beverage Corp.	9,547	917,658 *
PepsiCo Inc.	17,999	2,437,064
Total Beverages		8,490,716
Consumer Staples Distribution & Retail — 1.7%
Casey’s General Stores Inc.	492	391,037
Costco Wholesale Corp.	5,837	5,460,338
Dollar General Corp.	2,883	331,862
Dollar Tree Inc.	2,424	293,183 *
Kroger Co.	7,609	422,528
Sysco Corp.	6,193	517,611
Target Corp.	5,890	769,293
Walmart Inc.	57,675	6,532,270
Total Consumer Staples Distribution & Retail		14,718,122
Food Products — 0.4%
Archer-Daniels-Midland Co.	6,296	481,014
Bunge Global SA	1,772	189,126
General Mills Inc.	6,921	240,851
Hershey Co.	1,962	344,233
Hormel Foods Corp.	3,621	89,873
JM Smucker Co.	1,375	154,688
Kraft Heinz Co.	11,172	263,883
McCormick & Co. Inc., Non Voting Shares	3,325	167,646
Mondelez International Inc., Class A Shares	16,754	969,051
Tyson Foods Inc., Class A Shares	3,623	207,417
Total Food Products		3,107,782
Household Products — 0.7%
Church & Dwight Co. Inc.	3,087	299,068
Clorox Co.	1,586	151,368
Colgate-Palmolive Co.	10,526	965,024
Kimberly-Clark Corp.	4,284	470,255
Procter & Gamble Co.	30,697	4,501,408
Total Household Products		6,387,123
Personal Care Products — 0.1%
Estee Lauder Cos. Inc., Class A Shares	3,168	250,114
Kenvue Inc.	24,822	474,348
Total Personal Care Products		724,462
See Notes to Schedule of Investments.

Franklin S&P 500 Index Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin S&P 500 Index Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Tobacco — 0.6%
Altria Group Inc.	21,896	$1,575,417
Philip Morris International Inc.	20,506	3,709,741
Total Tobacco		5,285,158

Total Consumer Staples		38,713,363
Energy — 3.0%
Energy Equipment & Services — 0.3%
Baker Hughes Co.	12,849	713,120
Halliburton Co.	11,786	400,135
SLB Ltd.	19,423	902,975
Total Energy Equipment & Services		2,016,230
Oil, Gas & Consumable Fuels — 2.7%
APA Corp.	4,492	146,304
Chevron Corp.	24,659	4,087,476
ConocoPhillips	15,958	1,658,994
Devon Energy Corp.	15,072	622,775
Diamondback Energy Inc.	2,625	461,422
EOG Resources Inc.	7,055	915,245
EQT Corp.	8,207	436,366
Expand Energy Corp.	3,112	283,783
Exxon Mobil Corp.	54,494	7,450,420
Kinder Morgan Inc.	26,239	838,861
Marathon Petroleum Corp.	3,846	983,307
Occidental Petroleum Corp.	9,809	476,423
ONEOK Inc.	8,180	711,169
Phillips 66	5,222	882,779
Targa Resources Corp.	2,812	754,010
Texas Pacific Land Corp.	759	332,169
Valero Energy Corp.	3,889	1,012,851
Williams Cos. Inc.	15,935	1,184,608
Total Oil, Gas & Consumable Fuels		23,238,962

Total Energy		25,255,192
Financials — 11.6%
Banks — 3.4%
Bank of America Corp.	85,998	4,900,166
Citigroup Inc.	22,475	3,145,601
Citizens Financial Group Inc.	5,574	390,570
Fifth Third Bancorp	11,770	663,475
Huntington Bancshares Inc.	26,213	464,756
JPMorgan Chase & Co.	35,269	11,544,602
KeyCorp	12,294	283,377
M&T Bank Corp.	1,978	470,784
PNC Financial Services Group Inc.	5,266	1,296,594
Regions Financial Corp.	11,284	340,777
Truist Financial Corp.	16,540	824,023
US Bancorp	20,264	1,223,946
Wells Fargo & Co.	40,327	3,332,623
Total Banks		28,881,294
See Notes to Schedule of Investments.

Franklin S&P 500 Index Fund 2026 Quarterly Report

 Franklin S&P 500 Index Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Capital Markets — 2.9%
Ameriprise Financial Inc.	1,192	$546,842
Ares Management Corp., Class A Shares	2,851	317,345
Bank of New York Mellon Corp.	8,988	1,299,755
Blackrock Inc.	1,905	1,831,772
Blackstone Inc.	9,761	1,148,577
Cboe Global Markets Inc.	1,370	332,458
Charles Schwab Corp.	21,479	1,981,867
CME Group Inc.	4,799	1,059,763
Coinbase Global Inc., Class A Shares	2,932	428,629 *
FactSet Research Systems Inc.	480	110,438
Franklin Templeton Inc.	4,148	138,004 (a)(b)
Goldman Sachs Group Inc.	3,884	3,928,161
Interactive Brokers Group Inc., Class A Shares	5,811	505,789
Intercontinental Exchange Inc.	7,374	907,813
Invesco Ltd.	5,895	155,569
KKR & Co. Inc.	9,004	826,387
Moody’s Corp.	2,002	906,746
Morgan Stanley	15,798	3,302,414
MSCI Inc.	959	537,078
Nasdaq Inc.	5,820	458,732
Northern Trust Corp.	2,459	427,473
Raymond James Financial Inc.	2,300	349,669
Robinhood Markets Inc., Class A Shares	10,299	1,032,784 *
S&P Global Inc.	3,990	1,624,967
State Street Corp.	3,631	615,818
T. Rowe Price Group Inc.	2,837	322,539
Total Capital Markets		25,097,389
Consumer Finance — 0.5%
American Express Co.	6,970	2,357,603
Capital One Financial Corp.	8,149	1,634,852
Synchrony Financial	4,523	343,974
Total Consumer Finance		4,336,429
Financial Services — 3.3%
Apollo Global Management Inc.	6,075	718,733
Berkshire Hathaway Inc., Class B Shares	24,125	12,071,909 *
Block Inc.	7,054	536,104 *
Corpay Inc.	839	279,614 *
Fidelity National Information Services Inc.	6,788	263,917
Fiserv Inc.	7,058	346,195 *
Global Payments Inc.	3,096	224,646
Jack Henry & Associates Inc.	930	128,098
Mastercard Inc., Class A Shares	10,622	5,455,459
PayPal Holdings Inc.	11,326	489,057
Visa Inc., Class A Shares	21,846	7,495,144
Total Financial Services		28,008,876
Insurance — 1.5%
Aflac Inc.	6,049	709,245
See Notes to Schedule of Investments.

Franklin S&P 500 Index Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin S&P 500 Index Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Insurance — continued
Allstate Corp.	3,362	$799,954
American International Group Inc.	7,044	524,989
Aon PLC, Class A Shares	2,787	924,420
Arch Capital Group Ltd.	4,696	455,794 *
Arthur J Gallagher & Co.	3,365	772,503
Assurant Inc.	639	171,591
Brown & Brown Inc.	3,867	248,068
Chubb Ltd.	4,749	1,618,174
Cincinnati Financial Corp.	2,032	376,204
Erie Indemnity Co., Class A Shares	347	83,193
Everest Group Ltd.	529	188,975
Globe Life Inc.	1,051	187,793
Hartford Insurance Group Inc.	3,638	482,108
Loews Corp.	2,229	252,345
Marsh & McLennan Cos. Inc.	6,276	1,046,021
MetLife Inc.	7,218	610,715
Principal Financial Group Inc.	2,522	271,821
Progressive Corp.	7,621	1,664,807
Prudential Financial Inc.	4,521	487,952
Travelers Cos. Inc.	2,821	931,268
Willis Towers Watson PLC	1,245	325,406
WR Berkley Corp.	3,903	275,279
Total Insurance		13,408,625

Total Financials		99,732,613
Health Care — 8.8%
Biotechnology — 1.6%
AbbVie Inc.	23,229	5,845,345
Amgen Inc.	7,090	2,567,431
Biogen Inc.	1,931	417,212 *
Gilead Sciences Inc.	16,349	2,065,533
Incyte Corp.	2,133	241,797 *
Moderna Inc.	4,836	338,665 *
Regeneron Pharmaceuticals Inc.	1,315	819,955
Vertex Pharmaceuticals Inc.	3,359	1,668,516 *
Total Biotechnology		13,964,454
Health Care Equipment & Supplies — 1.4%
Abbott Laboratories	23,006	2,087,564
Align Technology Inc.	864	145,722 *
Baxter International Inc.	6,454	137,599
Becton Dickinson & Co.	3,691	558,559
Boston Scientific Corp.	19,301	823,767 *
Cooper Cos. Inc.	2,533	181,641 *
Dexcom Inc.	4,964	334,325 *
Edwards Lifesciences Corp.	7,497	678,179 *
GE HealthCare Technologies Inc.	5,988	383,292
Hologic Inc.	2,960	30 *(c)(d)
IDEXX Laboratories Inc.	1,045	550,130 *
See Notes to Schedule of Investments.

Franklin S&P 500 Index Fund 2026 Quarterly Report

 Franklin S&P 500 Index Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Health Care Equipment & Supplies — continued
Insulet Corp.	934	$142,202 *
Intuitive Surgical Inc.	4,638	1,844,440 *
Medtronic PLC	17,022	1,331,631
ResMed Inc.	1,916	373,390
Solventum Corp.	1,846	142,419 *
STERIS PLC	1,300	273,741
Stryker Corp.	4,566	1,437,559
Zimmer Biomet Holdings Inc.	2,612	224,867
Total Health Care Equipment & Supplies		11,651,057
Health Care Providers & Services — 1.7%
Cardinal Health Inc.	3,059	726,696
Cencora Inc.	2,538	718,203
Centene Corp.	6,007	385,589 *
Cigna Group	3,439	948,064
CVS Health Corp.	16,862	1,744,374
DaVita Inc.	417	92,774 *
Elevance Health Inc.	2,877	1,112,622
HCA Healthcare Inc.	2,042	796,155
Henry Schein Inc.	1,351	112,836 *
Humana Inc.	1,603	636,744
Labcorp Holdings Inc.	1,069	299,320
McKesson Corp.	1,597	1,206,693
Quest Diagnostics Inc.	1,418	300,545
UnitedHealth Group Inc.	11,949	4,966,363
Universal Health Services Inc., Class B Shares	745	110,774
Total Health Care Providers & Services		14,157,752
Health Care Technology — 0.0%††
Veeva Systems Inc., Class A Shares	1,914	339,678 *
Life Sciences Tools & Services — 0.8%
Agilent Technologies Inc.	3,673	487,885
Bio-Techne Corp.	2,062	145,680
Charles River Laboratories International Inc.	665	150,815 *
Danaher Corp.	8,340	1,588,603
IQVIA Holdings Inc.	2,234	431,654 *
Mettler-Toledo International Inc.	263	335,985 *
Revvity Inc.	1,493	166,111
Thermo Fisher Scientific Inc.	4,895	2,454,157
Waters Corp.	1,275	478,176 *
West Pharmaceutical Services Inc.	939	337,101
Total Life Sciences Tools & Services		6,576,167
Pharmaceuticals — 3.3%
Bristol-Myers Squibb Co.	27,025	1,557,180
Eli Lilly & Co.	10,406	12,481,269
Johnson & Johnson	31,652	8,038,658
Merck & Co. Inc.	32,410	4,164,685
Pfizer Inc.	75,289	1,812,959
Viatris Inc.	15,260	242,329
See Notes to Schedule of Investments.

Franklin S&P 500 Index Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin S&P 500 Index Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Pharmaceuticals — continued
Zoetis Inc.	5,496	$394,943
Total Pharmaceuticals		28,692,023

Total Health Care		75,381,131
Industrials — 8.8%
Aerospace & Defense — 2.2%
Axon Enterprise Inc.	1,082	606,580 *
Boeing Co.	10,394	2,249,989 *
General Dynamics Corp.	3,316	1,174,660
General Electric Co.	13,749	5,138,414
Honeywell Aerospace Inc.	4,145	916,377 *
Howmet Aerospace Inc.	5,293	1,423,076
Huntington Ingalls Industries Inc.	502	140,505
L3Harris Technologies Inc.	2,433	707,005
Lockheed Martin Corp.	2,647	1,348,541
Northrop Grumman Corp.	1,737	884,671
RTX Corp.	17,766	3,370,743
Textron Inc.	2,226	204,191
TransDigm Group Inc.	737	981,713
Total Aerospace & Defense		19,146,465
Air Freight & Logistics — 0.3%
CH Robinson Worldwide Inc.	1,524	287,030
Expeditors International of Washington Inc.	1,740	283,585
FedEx Corp.	2,911	911,522
United Parcel Service Inc., Class B Shares	9,888	1,062,960
Total Air Freight & Logistics		2,545,097
Building Products — 0.5%
Allegion PLC	1,149	161,423
AO Smith Corp.	1,505	94,394
Builders FirstSource Inc.	1,428	127,777 *
Carrier Global Corp.	10,248	751,691
Johnson Controls International PLC	7,993	1,167,857
Lennox International Inc.	405	232,045
Masco Corp.	2,576	209,609
Trane Technologies PLC	2,934	1,441,063
Total Building Products		4,185,859
Commercial Services & Supplies — 0.4%
Cintas Corp.	4,425	752,604
Copart Inc.	11,703	329,908 *
Republic Services Inc.	2,644	563,383
Rollins Inc.	3,869	161,492
Veralto Corp.	3,239	287,235
Waste Management Inc.	4,855	1,082,082
Total Commercial Services & Supplies		3,176,704
Construction & Engineering — 0.3%
Comfort Systems USA Inc.	461	913,679
EMCOR Group Inc.	578	479,671
See Notes to Schedule of Investments.

Franklin S&P 500 Index Fund 2026 Quarterly Report

 Franklin S&P 500 Index Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Construction & Engineering — continued
Quanta Services Inc.	1,985	$1,429,279
Total Construction & Engineering		2,822,629
Electrical Equipment — 1.3%
AMETEK Inc.	2,977	720,255
Eaton Corp. PLC	5,140	2,190,257
Emerson Electric Co.	7,342	1,051,007
GE Vernova Inc.	3,540	4,159,005
Generac Holdings Inc.	740	216,679 *
Hubbell Inc.	688	359,962
Rockwell Automation Inc.	1,464	724,797
Vertiv Holdings Co., Class A Shares	5,066	1,696,198
Total Electrical Equipment		11,118,160
Ground Transportation — 0.8%
CSX Corp.	24,253	1,152,745
Fedex Freight Holding Co. Inc.	1,417	213,967 *
J.B. Hunt Transport Services Inc.	953	275,827
Norfolk Southern Corp.	2,943	925,839
Old Dominion Freight Line Inc.	2,415	523,089
Uber Technologies Inc.	26,833	1,936,269 *
Union Pacific Corp.	7,835	2,131,120
Total Ground Transportation		7,158,856
Industrial Conglomerates — 0.2%
3M Co.	6,864	1,111,350
Honeywell International Inc.	4,145	928,066
Total Industrial Conglomerates		2,039,416
Machinery — 2.0%
Caterpillar Inc.	6,067	6,460,748
Cummins Inc.	1,802	1,285,204
Deere & Co.	3,296	2,090,752
Dover Corp.	1,748	392,042
Fortive Corp.	4,084	249,492
IDEX Corp.	971	220,369
Illinois Tool Works Inc.	3,422	925,548
Ingersoll Rand Inc.	4,580	375,514
Nordson Corp.	674	203,339
Otis Worldwide Corp.	5,074	363,298
PACCAR Inc.	6,858	823,783
Parker-Hannifin Corp.	1,674	1,637,373
Pentair PLC	2,142	164,206
Snap-on Inc.	685	275,644
Stanley Black & Decker Inc.	2,069	194,734
Westinghouse Air Brake Technologies Corp.	2,231	601,478
Xylem Inc.	3,206	378,981
Total Machinery		16,642,505
Passenger Airlines — 0.2%
Delta Air Lines Inc.	8,514	797,421
Southwest Airlines Co.	6,404	329,294
See Notes to Schedule of Investments.

Franklin S&P 500 Index Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin S&P 500 Index Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Passenger Airlines — continued
United Airlines Holdings Inc.	4,381	$595,772 *
Total Passenger Airlines		1,722,487
Professional Services — 0.3%
Automatic Data Processing Inc.	5,227	1,170,587
Broadridge Financial Solutions Inc.	1,521	208,301
Equifax Inc.	1,595	253,158
Jacobs Solutions Inc.	1,518	191,268
Leidos Holdings Inc.	1,683	173,299
Paychex Inc.	4,253	418,197
Verisk Analytics Inc.	1,665	298,917
Total Professional Services		2,713,727
Trading Companies & Distributors — 0.3%
Fastenal Co.	14,986	719,778
United Rentals Inc.	828	938,033
W.W. Grainger Inc.	573	779,509
Total Trading Companies & Distributors		2,437,320

Total Industrials		75,709,225
Information Technology — 37.6%
Communications Equipment — 1.3%
Arista Networks Inc.	13,594	2,309,349 *
Ciena Corp.	1,850	907,536 *
Cisco Systems Inc.	51,950	6,102,047
F5 Inc.	749	311,554 *
Lumentum Holdings Inc.	1,024	878,653 *
Motorola Solutions Inc.	2,216	920,283
Total Communications Equipment		11,429,422
Electronic Equipment, Instruments & Components — 1.2%
Amphenol Corp., Class A Shares	16,195	2,855,502
CDW Corp.	1,684	236,838
Coherent Corp.	2,578	1,016,944 *
Corning Inc.	10,335	2,639,869
Flex Ltd.	4,853	786,526 *
Jabil Inc.	1,393	536,974
Keysight Technologies Inc.	2,254	789,058 *
TE Connectivity PLC	3,803	766,723
Teledyne Technologies Inc.	606	404,141 *
Zebra Technologies Corp., Class A Shares	655	172,435 *
Total Electronic Equipment, Instruments & Components		10,205,010
IT Services — 0.7%
Accenture PLC, Class A Shares	8,024	998,507
Akamai Technologies Inc.	1,883	222,589 *
Cognizant Technology Solutions Corp., Class A Shares	6,247	241,946
Gartner Inc.	930	120,547 *
GoDaddy Inc., Class A Shares	1,716	145,654 *
International Business Machines Corp.	12,378	3,480,817
VeriSign Inc.	1,073	269,924
Total IT Services		5,479,984
See Notes to Schedule of Investments.

Franklin S&P 500 Index Fund 2026 Quarterly Report

 Franklin S&P 500 Index Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Semiconductors & Semiconductor Equipment — 18.9%
Advanced Micro Devices Inc.	21,454	$12,462,843 *
Analog Devices Inc.	6,431	2,554,200
Applied Materials Inc.	10,445	7,551,735
Broadcom Inc.	62,292	23,530,803
First Solar Inc.	1,399	330,108 *
Intel Corp.	62,168	8,680,518 *
KLA Corp.	17,205	5,190,921
Lam Research Corp.	16,457	7,131,312
Marvell Technology Inc.	11,524	3,432,884
Microchip Technology Inc.	7,126	649,891
Micron Technology Inc.	14,837	17,126,201
Monolithic Power Systems Inc.	653	902,681
NVIDIA Corp.	318,644	63,757,478
NXP Semiconductors NV	3,292	925,151
ON Semiconductor Corp.	5,174	489,150 *
Qnity Electronics Inc.	2,689	439,141
QUALCOMM Inc.	13,875	2,563,961
Skyworks Solutions Inc.	1,868	126,650
Teradyne Inc.	2,060	996,710
Texas Instruments Inc.	11,978	3,570,283
Total Semiconductors & Semiconductor Equipment		162,412,621
Software — 7.4%
Adobe Inc.	5,354	1,097,677 *
AppLovin Corp., Class A Shares	3,526	1,816,701 *
Autodesk Inc.	2,777	539,904 *
Cadence Design Systems Inc.	3,639	1,365,790 *
CrowdStrike Holdings Inc., Class A Shares	3,353	2,558,808 *
Datadog Inc., Class A Shares	4,310	1,122,152 *
Fair Isaac Corp.	312	372,771 *
Fortinet Inc.	8,227	1,263,832 *
Gen Digital Inc.	7,179	178,685
Intuit Inc.	3,637	949,257
Microsoft Corp.	97,738	36,458,229
Oracle Corp.	22,340	3,273,927
Palantir Technologies Inc., Class A Shares	30,226	3,526,467 *
Palo Alto Networks Inc.	10,681	3,642,435 *
PTC Inc.	1,535	174,391 *
Roper Technologies Inc.	1,296	438,553
Salesforce Inc.	10,818	1,694,748
ServiceNow Inc.	13,658	1,355,966 *
Synopsys Inc.	2,495	1,112,945 *
Trimble Inc.	3,115	159,426 *
Tyler Technologies Inc.	557	162,900 *
Workday Inc., Class A Shares	2,580	315,844 *
Total Software		63,581,408
Technology Hardware, Storage & Peripherals — 8.1%
Apple Inc.	193,225	55,911,586
See Notes to Schedule of Investments.

Franklin S&P 500 Index Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin S&P 500 Index Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Technology Hardware, Storage & Peripherals — continued
Dell Technologies Inc., Class C Shares	3,808	$1,642,999
Hewlett Packard Enterprise Co.	17,436	786,538
HP Inc.	12,054	264,465
NetApp Inc.	2,584	399,900
Sandisk Corp.	1,949	4,431,500 *
Seagate Technology Holdings PLC	2,950	2,846,750
Super Micro Computer Inc.	6,671	195,660 *
Western Digital Corp.	4,536	2,897,234
Total Technology Hardware, Storage & Peripherals		69,376,632

Total Information Technology		322,485,077
Materials — 1.8%
Chemicals — 1.0%
Air Products & Chemicals Inc.	2,921	856,379
Albemarle Corp.	1,524	205,786
CF Industries Holdings Inc.	2,025	219,227
Corteva Inc.	8,735	739,767
Dow Inc.	9,415	257,594
DuPont de Nemours Inc.	1,793	243,157
Ecolab Inc.	3,335	929,164
International Flavors & Fragrances Inc.	3,400	269,348
Linde PLC	6,078	3,154,117
LyondellBasell Industries NV, Class A Shares	3,378	177,852
Mosaic Co.	4,295	91,011
PPG Industries Inc.	2,902	351,984
Sherwin-Williams Co.	3,018	1,039,158
Total Chemicals		8,534,544
Construction Materials — 0.2%
CRH PLC	8,767	938,069
Martin Marietta Materials Inc.	780	449,826
Vulcan Materials Co.	1,731	510,662
Total Construction Materials		1,898,557
Containers & Packaging — 0.2%
Amcor PLC	6,504	281,949
Avery Dennison Corp.	975	158,291
Ball Corp.	3,434	214,282
International Paper Co.	6,841	260,642
Packaging Corp. of America	1,157	275,690
Smurfit Westrock PLC	6,908	319,564
Total Containers & Packaging		1,510,418
Metals & Mining — 0.4%
Freeport-McMoRan Inc.	18,766	1,180,194
Newmont Corp.	13,973	1,305,078
Nucor Corp.	2,960	659,340
Steel Dynamics Inc.	1,794	411,651
Total Metals & Mining		3,556,263

Total Materials		15,499,782
See Notes to Schedule of Investments.

Franklin S&P 500 Index Fund 2026 Quarterly Report

 Franklin S&P 500 Index Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Real Estate — 1.8%
Health Care REITs — 0.3%
Alexandria Real Estate Equities Inc.	2,061	$108,924
Healthpeak Properties Inc.	8,943	191,380
Ventas Inc.	6,498	577,023
Welltower Inc.	9,294	2,109,459
Total Health Care REITs		2,986,786
Hotel & Resort REITs — 0.0%††
Host Hotels & Resorts Inc.	8,116	192,430
Industrial REITs — 0.2%
Prologis Inc.	12,305	1,666,958
Office REITs — 0.0%††
BXP Inc.	2,005	132,952
Real Estate Management & Development — 0.1%
CBRE Group Inc., Class A Shares	3,764	506,973 *
CoStar Group Inc.	5,433	153,863 *
Total Real Estate Management & Development		660,836
Residential REITs — 0.2%
AvalonBay Communities Inc.	1,868	352,473
Camden Property Trust	1,372	157,080
Equity Residential	4,397	298,688
Essex Property Trust Inc.	854	249,018
Invitation Homes Inc.	7,455	225,216
Mid-America Apartment Communities Inc.	1,563	217,163
UDR Inc.	3,746	149,540
Total Residential REITs		1,649,178
Retail REITs — 0.3%
Federal Realty Investment Trust	1,042	128,625
Kimco Realty Corp.	8,851	224,373
Realty Income Corp.	12,402	768,428
Regency Centers Corp.	2,200	175,428
Simon Property Group Inc.	4,236	947,381
Total Retail REITs		2,244,235
Specialized REITs — 0.7%
American Tower Corp.	6,100	997,777
Crown Castle Inc.	5,647	427,647
Digital Realty Trust Inc.	4,372	785,124
Equinix Inc.	1,304	1,359,277
Extra Space Storage Inc.	2,728	396,378
Iron Mountain Inc.	3,885	490,714
Public Storage	2,055	654,127
SBA Communications Corp.	1,399	246,868
VICI Properties Inc.	14,886	395,223
Weyerhaeuser Co.	9,134	218,668
Total Specialized REITs		5,971,803

Total Real Estate		15,505,178
See Notes to Schedule of Investments.

Franklin S&P 500 Index Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin S&P 500 Index Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Utilities — 2.2%
Electric Utilities — 1.4%
Alliant Energy Corp.	3,377	$257,631
American Electric Power Co. Inc.	7,235	989,820
Constellation Energy Corp.	4,220	1,048,122
Duke Energy Corp.	10,328	1,307,318
Edison International	4,985	371,133
Entergy Corp.	6,131	704,207
Evergy Inc.	3,033	262,142
Eversource Energy	4,915	355,207
Exelon Corp.	13,348	622,284
FirstEnergy Corp.	6,802	323,367
NextEra Energy Inc.	27,504	2,414,026
NRG Energy Inc.	2,766	404,002
PG&E Corp.	28,377	477,301
Pinnacle West Capital Corp.	1,590	170,130
PPL Corp.	9,742	354,122
Southern Co.	14,921	1,428,089
Xcel Energy Inc.	8,363	671,549
Total Electric Utilities		12,160,450
Gas Utilities — 0.1%
Atmos Energy Corp.	2,164	372,792
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	9,618	141,000
Vistra Corp.	4,122	653,873
Total Independent Power and Renewable Electricity Producers		794,873
Multi-Utilities — 0.6%
Ameren Corp.	3,611	408,188
CenterPoint Energy Inc.	8,456	372,402
CMS Energy Corp.	3,996	305,694
Consolidated Edison Inc.	4,948	547,397
Dominion Energy Inc.	11,698	798,856
DTE Energy Co.	2,709	412,770
NiSource Inc.	6,267	297,996
Public Service Enterprise Group Inc.	6,555	532,004
Sempra	8,548	792,485
WEC Energy Group Inc.	4,240	495,105
Total Multi-Utilities		4,962,897
Water Utilities — 0.0%††
American Water Works Co. Inc.	2,560	336,845

Total Utilities		18,627,857
Total Investments before Short-Term Investments (Cost — $289,409,218)		848,018,516
See Notes to Schedule of Investments.

Franklin S&P 500 Index Fund 2026 Quarterly Report

 Franklin S&P 500 Index Fund
(Percentages shown based on Fund net assets)
Security	Rate	Shares	Value
Short-Term Investments — 1.0%
Invesco Treasury Portfolio, Institutional Class (Cost — $8,312,308)	3.562%	8,312,308	$8,312,308 (e)
Total Investments — 99.9% (Cost — $297,721,526)			856,330,824
Other Assets in Excess of Liabilities — 0.1%			1,244,357
Total Net Assets — 100.0%			$857,575,181

††	Represents less than 0.1%.
*	Non-income producing security.
(a)	Investment in affiliate. This security is a component of the S&P 500 Index in which the Fund invests (Note 2).
(b)	Prior to August 17, 2026, known as Franklin Resources, Inc.
(c)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(d)	Security is valued using significant unobservable inputs (Note 1).
(e)	Rate shown is one-day yield as of the end of the reporting period.
At June 30, 2026, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Buy:
E-mini S&P 500 Index	25	9/26	$9,463,632	$9,435,312	$(28,320)
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Franklin S&P 500 Index Fund 2026 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Franklin S&P 500 Index Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Franklin S&P 500 Index Fund 2026 Quarterly Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks:
Health Care	$75,381,101	—	$30	$75,381,131
Other Common Stocks	772,637,385	—	—	772,637,385
Total Long-Term Investments	848,018,486	—	30	848,018,516
Short-Term Investments†	8,312,308	—	—	8,312,308
Total Investments	$856,330,794	—	$30	$856,330,824
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$28,320	—	—	$28,320

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
2. Transactions with affiliated company
The Fund invests in securities that are components of the S&P 500 Index. Franklin Templeton Inc. (“Franklin Templeton”) (prior to August 17, 2026, known as Franklin Resources, Inc.) is a component of the S&P 500 Index and is considered to be affiliated with the Fund. Investments in Franklin Templeton were made in accordance to its proportional weighting in the S&P 500 Index. The following transactions were effected in shares of Franklin Templeton for the period ended June 30, 2026:

	Affiliate Value at September 30, 2025	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Franklin Templeton Inc.	$85,234	$10,871	463	—	—

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2026
Franklin Templeton Inc.	—	$3,954	$41,899	$138,004

Franklin S&P 500 Index Fund 2026 Quarterly Report